Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 3,217	¥ 2,511	¥ 3,141
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefits over the next fiscal year	163
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial gain over the next fiscal year	5,627
Aggregated accumulated benefit obligations	¥ 1,590,818	¥ 1,559,356
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
Pension plan, contribution expected to be paid during the next fiscal year	¥ 52,000